Matthews Emerging Markets Sustainable Future Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.9%

	Shares	Value

CHINA/HONG KONG: 43.4%
Full Truck Alliance Co., Ltd. ADR[b]	1,815,335	$12,779,958
JD Health International, Inc.[b,c,d]	2,378,550	12,223,044
Hong Kong Exchanges & Clearing, Ltd.	293,800	10,903,732
Meituan Class Bb,c,d	741,700	10,736,991
Legend Biotech Corp. ADR[b]	137,600	9,242,592
Contemporary Amperex Technology Co., Ltd. A Shares	182,200	5,094,115
Airtac International Group	161,000	4,891,608
Zhihu, Inc. ADR[b]	4,352,004	4,526,084
Lam Research Corp.	6,837	4,285,227
Medlive Technology Co., Ltd.[c,d]	3,872,000	3,892,866
Flat Glass Group Co., Ltd. H Shares	1,402,000	3,136,574
Ginlong Technologies Co., Ltd. A Shares	265,200	2,858,364
Silergy Corp.	216,000	2,047,428
Wuxi Biologics Cayman, Inc.[b,c,d]	284,500	1,653,474
Innovent Biologics, Inc.[b,c,d]	337,000	1,636,905
Hangzhou Tigermed Consulting Co., Ltd. A Shares	165,376	1,512,726
Centre Testing International Group Co., Ltd. A Shares	582,800	1,493,235
Zhejiang HangKe Technology, Inc., Co. A Shares	353,441	1,272,441
OPT Machine Vision Tech Co., Ltd. A Shares	74,260	1,157,038
China Conch Venture Holdings, Ltd.	1,278,500	1,088,211
Morimatsu International Holdings Co., Ltd.[b,d]	964,000	701,202

Total China/Hong Kong		97,133,815

INDIA: 19.5%
Bandhan Bank, Ltd.[c,d]	5,008,914	15,127,970
Shriram Finance, Ltd.	630,034	14,539,483
Indus Towers, Ltd.[b]	2,377,298	5,478,711
Phoenix Mills, Ltd.	173,858	3,798,585
Mahindra & Mahindra, Ltd.	180,646	3,373,355
UNO Minda, Ltd.	169,413	1,220,526
Marico, Ltd.	16,718	112,866

Total India		43,651,496

TAIWAN: 8.7%
Elite Material Co., Ltd.	360,000	4,787,743
M31 Technology Corp.	153,501	3,822,640
Andes Technology Corp.	290,000	3,565,772
Poya International Co., Ltd.	228,731	3,417,331
Sporton International, Inc.	282,270	2,211,052
Formosa Sumco Technology Corp.	359,000	1,598,459

Total Taiwan		19,402,997

BRAZIL: 6.4%
YDUQS Participacoes SA	1,662,200	6,570,692
B3 SA - Brasil Bolsa Balcao	2,518,000	6,156,553
NU Holdings, Ltd. Class Ab	211,377	1,532,483

Total Brazil		14,259,728

SOUTH KOREA: 4.1%
Eugene Technology Co., Ltd.	122,107	3,476,692
Solus Advanced Materials Co., Ltd.	121,036	2,612,486
Ecopro BM Co., Ltd.	10,028	1,873,262
Samsung SDI Co., Ltd.	2,741	1,035,858

	Shares	Value
LG Energy Solution, Ltd.[b]	446	$157,286

Total South Korea		9,155,584

SAUDI ARABIA: 2.9%
Saudi Tadawul Group Holding Co.	126,352	6,507,445

Total Saudi Arabia		6,507,445

POLAND: 2.9%
InPost SAb	297,536	3,449,186
Jeronimo Martins SGPS SA	133,779	3,004,437

Total Poland		6,453,623

UNITED STATES: 2.8%
Micron Technology, Inc.	93,667	6,372,166

Total United States		6,372,166

VIETNAM: 1.5%
Nam Long Investment Corp.	2,281,639	3,271,535

Total Vietnam		3,271,535

JORDAN: 1.3%
Hikma Pharmaceuticals PLC	111,424	2,829,411

Total Jordan		2,829,411

ROMANIA: 1.2%
Banca Transilvania SAb	575,366	2,702,713

Total Romania		2,702,713

ESTONIA: 0.8%
Enefit Green AS	421,642	1,790,495

Total Estonia		1,790,495

CHILE: 0.7%
Aguas Andinas SA Class A	5,384,733	1,623,767

Total Chile		1,623,767

BANGLADESH: 0.7%
BRAC Bank, Ltd.	3,253,592	959,109
GrameenPhone, Ltd.	249,597	592,241

Total Bangladesh		1,551,350

TOTAL COMMON EQUITIES		216,706,125

(Cost $215,093,715)

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Matthews Emerging Markets Sustainable Future Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 3.5%

	Shares	Value

SOUTH KOREA: 3.5%
Samsung SDI Co., Ltd., Pfd.	43,542	$7,853,553

Total South Korea		7,853,553

TOTAL PREFERRED EQUITIES		7,853,553

(Cost $ 12,065,502)

TOTAL INVESTMENTS: 100.4%		224,559,678

(Cost $ 227,159,217)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.4%)		(869,911)

NET ASSETS: 100.0%		$223,689,767

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $45,271,250, which is 20.24% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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